Consolidated Balance Sheets (Parenthetical)	Nov. 30, 2020 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	10,000,000,000
Common stock, shares issued	2,992,682,598
Common stock, shares outstanding	373,710,385
Common stock payable, shares	1
Preferred Stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	20,000,000
Preferred stock, shares issued	200
Preferred stock, shares outstanding	200